SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	Mar. 31, 2025	Mar. 31, 2024
Customer A [Member]
Net accounts receivable , percentage	33.00%	26.00%
Customer C [Member]
Net accounts receivable , percentage	10.00%	16.00%
Customer D [Member]
Net accounts receivable , percentage	12.00%	15.00%